Investment Strategy	May 31, 2026
Columbia Commodity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund invests, directly or indirectly, in a portfolio of commodity-linked investments, such as commodity-linked futures, structured notes and/or swaps, that are designed to provide long and short exposures to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. A substantial portion of the Fund’s net assets will also be invested in a portfolio of fixed income securities rated investment-grade or, if unrated, deemed of comparable quality, which will consist primarily of: (i) U.S. Government securities (including U.S. Government agency securities), corporate debt securities, mortgage-backed securities and/or asset-backed securities; and/or (ii) shares of an affiliated money market fund. In addition to investing in these holdings for their income-producing potential, these holdings will be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s commodity-linked investments.
The Fund primarily expects to gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the Subsidiary). The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. It is expected that the gross notional value of the Fund’s (including the Subsidiary’s) commodity-linked investments will be equivalent to at least 90% of the Fund’s net assets. Like the Fund, the Subsidiary will not invest directly in physical commodities. The Subsidiary also invests in investment-grade fixed income securities and shares of an affiliated money market fund for investment purposes or to serve as collateral for its commodity-linked investments. The Fund’s investment in the Subsidiary permits it to gain exposure to the commodities markets in a potentially tax-efficient manner. The Subsidiary has the same investment objective as the Fund and, like the Fund, is managed by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager).
The Fund may invest in derivatives, including futures contracts (including commodity-linked futures and interest rate futures), options contracts (including options on futures contracts), structured investments (including commodity-linked structured notes) and swaps (including commodity-linked swaps) to increase, modify, reduce or short commodity market positions or exposures. Actual exposures will vary over time based on factors such as market movements and assessments of market conditions by the Fund's portfolio managers. The Fund may engage in derivative transactions on both U.S. and foreign exchanges or in the "over-the-counter" (OTC) market. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the agricultural, energy and precious metals sectors.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
In constructing the Fund’s fixed-income portfolio, the Investment Manager seeks to identify a portfolio of investment-grade fixed income securities, generally with a dollar-weighted average portfolio duration of 1 year or less.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. Additionally, the Fund’s strategy of investing in derivative instruments and instruments with a maturity of one year or less at the time of acquisition, will also contribute to frequent portfolio trading and high portfolio turnover (typically greater than 300% per year).

Columbia Dividend Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund’s assets primarily are invested in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials sector.
The Fund may invest up to 25% of its net assets in foreign investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s assets primarily are invested in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks.The selection of dividend-paying stocks is the primary decision in building the investment portfolio.The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth.The Fund may invest in companies that have market capitalizations of any size.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund’s assets primarily are invested in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks.
Columbia Flexible Capital Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuing its investment objective, the Fund invests broadly in debt, equity and/or “hybrid” (convertible) securities. The Fund allocates its investments from one asset class to another based on analysis by the portfolio managers of the opportunities for the Fund to achieve its objective in a given market. The Fund’s investments in debt securities may include investment grade and non-investment grade bonds, bank loans and U.S. Government securities. The Fund may invest up to 100% of its assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund seeks to invest in undervalued or out-of-favor securities it believes offer opportunities for current income, with long-term capital appreciation.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
With respect to the Fund’s equity securities, the Fund emphasizes large capitalization, dividend-paying common stocks or preferred securities, but the Fund may invest in issuers of any size. The Fund may also invest in hybrid securities, including convertible bonds and convertible preferred securities.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.

Columbia High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by nationally recognized statistical rating organizations, or if unrated, determined to be of comparable quality.
The Fund may invest up to 25% of its net assets in debt instruments of foreign issuers.
Corporate debt instruments in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Floating rate loans, which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, plus a premium).
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by nationally recognized statistical rating organizations, or if unrated, determined to be of comparable quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities).
Columbia Intrinsic Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund’s assets primarily are invested in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common and preferred stocks of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $496.4 million and $4.6 trillion as of August 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
The Fund typically invests in dividend-paying common and preferred stocks of value companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials and information technology sectors.
The investment manager employs fundamental analysis with risk management analysis in identifying investment opportunities and constructing the Fund’s portfolio.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common and preferred stocks of large capitalization companies.These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $496.4 million and $4.6 trillion as of August 31, 2026.The market capitalization range and composition of companies in the Capitalization Index are subject to change.As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.“value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund typically invests in dividend-paying common and preferred stocks of value companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common and preferred stocks of large capitalization companies.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.
S000031373 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $496.4 million and $4.6 trillion as of August 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
The Fund invests substantially in securities of U.S. issuers. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials and information technology sectors. The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 30 and 40 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers.These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $496.4 million and $4.6 trillion as of August 31, 2026.The market capitalization range and composition of companies in the Capitalization Index are subject to change.As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests substantially in securities of U.S. issuers. The Fund may hold a small number of securities, consistent with its value investment approach.Generally, the Fund anticipates holding between 30 and 40 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.
S000031375 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $6.4 million and $10.8 billion as of August 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
The Fund invests substantially in securities of U.S. issuers. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials sector.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund also may invest in real estate investment trusts. The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 45 and 55 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $6.4 million and $10.8 billion as of August 31, 2026.The market capitalization range and composition of companies in the Capitalization Index are subject to change.As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests substantially in securities of U.S. issuers. The Fund may hold a small number of securities, consistent with its value investment approach.Generally, the Fund anticipates holding between 45 and 55 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization issuers.Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.
S000045258 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related assets. Mortgage-related assets include, but are not limited to, long and short positions in mortgage-related securities that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, mortgage-related securities issued by non-U.S. governments, and residential and commercial mortgage-backed securities issued by non-governmental entities, all of which may be represented by derivatives such as forward contracts, options, futures or swap agreements. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government. The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO), principal-only (PO) and inverse interest-only (IIO) securities. The Fund seeks to generate positive absolute total returns over complete market cycles by investing principally in mortgage-related assets as well as other types of fixed-income securities and instruments such as asset-backed securities. A complete market cycle can be measured from market peak to peak or from market trough to trough.
The Fund may invest in debt instruments of any maturity and does not seek to maintain either a particular dollar-weighted average maturity or a particular duration.
The Fund may invest in derivatives, such as futures (including interest rate futures) to manage interest rate exposure, swaps (including credit default swaps, interest rate swaps and total return swaps) to manage credit and interest rate exposure, options on swaps (commonly known as swaptions) to manage interest rate exposure and options on futures to hedge existing positions. The Fund’s use of derivatives may result in leverage (market exposure in excess of the Fund’s assets). The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives. The Fund may also engage in short sales.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. The Fund may also engage in repurchase agreements.
The Fund may invest in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related assets. Mortgage-related assets include, but are not limited to, long and short positions in mortgage-related securities that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, mortgage-related securities issued by non-U.S. governments, and residential and commercial mortgage-backed securities issued by non-governmental entities, all of which may be represented by derivatives such as forward contracts, options, futures or swap agreements. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government. The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO), principal-only (PO) and inverse interest-only (IIO) securities. The Fund seeks to generate positive absolute total returns over complete market cycles by investing principally in mortgage-related assets as well as other types of fixed-income securities and instruments such as asset-backed securities. A complete market cycle can be measured from market peak to peak or from market trough to trough.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related assets.
S000031344 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities. Mortgage-related securities include those that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (U.S. Government Securities), those issued by non-U.S. governments, as well as residential and commercial mortgage-backed securities issued by non-governmental entities. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities. The Fund may invest in other asset-backed securities.
Under normal circumstances, the Fund invests at least 60% of its net assets in mortgage-related securities that are U.S. Government Securities and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income producing securities rated investment grade quality by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). “Income” producing securities typically pay a monthly, quarterly or annual distribution in the form of interest or dividends.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as futures (including interest rate futures) to manage interest rate exposure, swaps to manage credit and interest rate exposure, and options on swaps (commonly known as swaptions) to manage interest rate exposure. The Fund’s use of derivatives may result in leverage (market exposure in excess of the Fund’s assets). The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities. Mortgage-related securities include those that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (U.S. Government Securities), those issued by non-U.S. governments, as well as residential and commercial mortgage-backed securities issued by non-governmental entities. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities.Under normal circumstances, the Fund invests at least 60% of its net assets in mortgage-related securities that are U.S. Government Securities and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income producing securities rated investment grade quality by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality.
S000031370 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of technology and information companies. These companies in which the Fund will concentrate are companies operating in the information technology and communications services sectors, applying a global industry classification standard, as may be amended from time to time, to determine industry/sector classifications, as well as other related industries. These related industry companies may also include companies operating in the consumer discretionary and health care sectors, particularly those that are principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
By way of example, technology and information companies may include semiconductor, semiconductor equipment, technology hardware, storage and peripherals, software, communication equipment and services, electronic equipment and instruments, internet services and infrastructure, media, health care equipment and supplies, and medical technology companies.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in securities of large capitalization companies that are well established and can be expected to grow with the market (i.e., growth stocks). The Fund may also invest in small-to-medium size capitalization companies that the Fund’s portfolio managers believe provide opportunities to benefit from the rapidly changing technologies and the expansion of the sectors and industries in which the Fund invests. The Fund invests substantially in common stocks.
The Fund uses a bottom-up stock selection approach. This means that Columbia Management Investment Advisers, LLC (the Investment Manager) uses extensive in-depth research into specific companies to find those companies that it believes offer significant prospects for future growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of technology and information companies. These companies in which the Fund will concentrate are companies operating in the information technology and communications services sectors, applying a global industry classification standard, as may be amended from time to time, to determine industry/sector classifications, as well as other related industries. These related industry companies may also include companies operating in the consumer discretionary and health care sectors, particularly those that are principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in securities of large capitalization companies that are well established and can be expected to grow with the market (i.e., growth stocks). The Fund may also invest in small-to-medium size capitalization companies that the Fund’s portfolio managers believe provide opportunities to benefit from the rapidly changing technologies and the expansion of the sectors and industries in which the Fund invests. The Fund invests substantially in common stocks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of technology and information companies.
S000036208 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund’s assets primarily are invested in equity securities. Equity securities generally include common stocks, but may also include preferred stocks and convertible securities. The Fund may invest in companies that have market capitalizations of any size. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
The Fund may invest up to 20% of its net assets in debt instruments, including those that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. The Fund may at times emphasize one or more sectors in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in the financials sector.
The Fund may also invest in exchange-traded funds (ETFs), including pending the engagement of one or more additional subadvisers.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and attempts to achieve the Fund’s objective by managing a portion of the Fund’s assets and selecting one or more subadvisers to manage other portions of the Fund’s assets independently of each other and Columbia Management. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s assets primarily are invested in equity securities.Equity securities generally include common stocks, but may also include preferred stocks and convertible securities.The Fund may invest in companies that have market capitalizations of any size.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.